Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 102,569	R$ 83,449
Cash and bank deposits	21,679	13,096
Financial instruments at fair value through profit or loss	80,890	70,353
Financial instruments at fair value through profit or loss	1,372,926	8,253
Accounts receivable	44,316	47,978
Sub-leases receivable	0	2,963
Taxes recoverable	3,199	1,153
Other assets	4,193	12,383
Total current assets	1,527,203	156,179
Non-current assets
Financial instruments at fair value through profit or loss	8,593	31,596
Accounts receivable	19,368	27,545
Taxes recoverable	80	134
Deferred taxes	4,970	4,568
Other assets	2,011	1,540
Total noncurrent asset other than capital assets	35,022	65,383
Property and equipment	14,294	15,043
Right of use - Leases	69,329	90,478
Intangible assets	1,157	1,441
Total non-current assets	119,802	172,345
Total assets	1,647,005	328,524
Current liabilities
Trade payables	831	1,039
Leases	22,304	19,828
Accounts payable	10,677	125,795
Labor and social security obligations	106,299	40,724
Taxes and contributions payable	23,762	22,878
Total current liabilities	163,873	210,264
Non-current liabilities
Accounts payable	0	33
Leases	63,240	86,371
Deferred taxes	5,016	12,620
Total non-current liabilities	68,256	99,024
Total liabilities	232,129	309,288
Equity
Share capital	15	8,730
Additional Paid in Capital	1,382,038
Treasury shares	(52,585)
Retained earnings	70,183	0
Other reserves	15,182	10,491
Equity attributable to owners of parent	1,414,833	19,221
Non-controlling interests in the equity of subsidiaries	43	15
Total equity	1,414,876	19,236
Total liabilities and equity	R$ 1,647,005	R$ 328,524